Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7 — INTANGIBLE ASSETS, NET

The following is a summary of the Company’s intangible assets:

	As of June 30,
	2025	2024
Land use rights	$6,486,513	$6,394,042
Software	36,646	36,124
Total intangible assets	6,523,159	6,430,166
Less: accumulated amortization	(358,378)	(222,857)
Intangible assets, net	$6,164,781	$6,207,309

As of June 30, 2025 and 2024, the Company pledged land use right with a net book value of 6,164,781 (approximately RMB 44.2 million) and $nil, respectively, to secure the long-term syndicated loan. Refer to “Note 10 — Borrowings” for detail.

Amortization expense was $131,369, $139,710 and $77,992 for the fiscal year ended June 30, 2025, 2024 and 2023, respectively. Estimated future amortization expense for intangible assets is as follows:

Twelve months ended June 30,	Amortization expense
2026	$131,459
2027	130,595
2028	129,730
2029	129,730
2030	129,730
Thereafter	5,513,537
Total	$6,164,781